Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
T-REX 2X LONG MSTR DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long MSTR Daily Target ETF
Class Name	T-REX 2X Long MSTR Daily Target ETF
Trading Symbol	MSTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long MSTR Daily Target ETF for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/mstu/. You can also request this information by contacting us at 833-759-6110.
Additional Information Phone Number	833-759-6110
Additional Information Website	www.rexshares.com/mstu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long MSTR Daily Target ETF	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the period?

For the period of September 1, 2025, through August 31, 2026, the T-REX 2x Long MSTR Daily Target ETF (the “Fund”) returned -93.73%, compared with -60.25% for MicroStrategy, Inc. (“MSTR”) and +20.38% for the S&P 500® Index.

What Factors Influenced Performance?

The Fund seeks to deliver 2x the daily return of MSTR, and its performance over the period reflects both the significant decline of MicroStrategy’s shares and the compounding effects of daily leverage. Bitcoin, MicroStrategy’s primary balance sheet asset, began the period near $90,000 per coin and surged above $110,000 in late 2025 before undergoing a sharp correction in early 2026, with prices falling to approximately $63,000 in February 2026. Bitcoin ended the period near $78,000, a net decline of approximately 14% from August 2025 levels. MicroStrategy—which had rebranded as Strategy Inc. during the period—declined far more than Bitcoin itself, as the company’s leveraged balance sheet and continued Bitcoin accumulation strategy amplified the impact of crypto’s price path on equity valuations. The Fund’s 2x daily leverage further magnified each session’s loss during the extended drawdown, and the compounding of daily returns in a trending bearish environment caused the Fund’s total return to significantly exceed the underlying stock’s decline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-Rex 2X Long MSTR Daily Target ETF	-93.73%	-64.57%
S&P 500® Index	20.38%	18.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/mstu/ for more recent performance information.
Net Assets	$ 547,237,893
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 5,852,565
Investment Company, Portfolio Turnover	73608345.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$547,237,893
Number of Holdings	9
Total Net Advisory Fee	$5,852,565
Portfolio Turnover Rate	73,608,345%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	200.00%
Exchange Traded Funds	0.00%¹

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

¹	Less than 0.005%

Largest Holdings [Text Block]
Portfolio Composition
Cash	93.27%
Derivatives	3.49%
Other Assets Net of Liabilities	3.24%
Exchange Traded Funds	0.00%¹
¹	Less than 0.005%

Material Fund Change [Text Block]

Material Changes

Stock Splits

On July 31, 2026, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for the Fund remains at 10,000 shares per unit. The record date for the reverse stock split was August 21, 2026, and the reverse stock split was effectuated after the close of trading on August 21, 2026. Shares of the Fund began trading on a split-adjusted basis on August 24, 2026.

On November 20, 2025, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for the Fund remains at 10,000 shares per unit. The record date for the reverse stock split was December 1, 2025, and the reverse stock split was effectuated after the close of trading on December 2, 2025. Shares of the Fund began trading on a split-adjusted basis on December 3, 2025.

T-REX 2X INVERSE MSTR DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse MSTR Daily Target ETF
Class Name	T-REX 2X Inverse MSTR Daily Target ETF
Trading Symbol	MSTZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse MSTR Daily Target ETF for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/mstz/. You can also request this information by contacting us at 833‑759‑6110.
Additional Information Phone Number	833‑759‑6110
Additional Information Website	www.rexshares.com/mstz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse MSTR Daily Target ETF	$102	1.05%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the period?

For the period of September 1, 2025, through August 31, 2026, the T-REX 2x Inverse MSTR Daily Target ETF (the “Fund”) returned -6.25%, compared with -60.25% for MicroStrategy, Inc. (“MSTR”) and +20.38% for the S&P 500® Index.

What Factors Influenced Performance?

Because the Fund seeks to deliver 2x the inverse of MSTR’s daily performance, its modest loss during the period reflects the highly path-dependent nature of leveraged and inverse ETFs. MicroStrategy shares surged to nearly $365—a multi-year high—in late 2025, driven by Bitcoin’s rally above $110,000 per coin. The Fund bore substantial losses during this initial advance, as its inverse exposure meant it declined sharply while MSTR rallied. Although MSTR subsequently entered a steep and prolonged decline—ultimately falling approximately 60% from August 2025 levels to end the period near $133—the gains generated by the Fund during the descent were insufficient to fully recover the losses incurred during MSTR’s earlier peak. This outcome illustrates a defining characteristic of daily-reset leveraged inverse products: when the underlying asset experiences large moves in both directions, the path of returns—not just the beginning and ending price—determines the Fund’s performance, and extended volatility can erode the theoretical inverse benefit even when the underlying stock ultimately declines over the full period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-Rex 2X Inverse MSTR Daily Target ETF	-6.25%	-90.71%
S&P 500® Index	20.38%	18.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/mstz/ for more recent performance information.
Net Assets	$ 73,062,769
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 1,047,757
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$73,062,769
Number of Holdings	4
Total Net Advisory Fee	$1,047,757
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	100.51%
Liabilities in Excess of Other Assets	5.23%
Derivatives	-5.74%

T-REX 2X LONG NFLX DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long NFLX Daily Target ETF
Class Name	T-REX 2X Long NFLX Daily Target ETF
Trading Symbol	NFLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long NFLX Daily Target ETF for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at 833-759-6110.
Additional Information Phone Number	833-759-6110
Additional Information Website	www.rexshares.com/nflu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NFLX Daily Target ETF	$71	1.05%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the period?

For the period of September 1, 2025, through August 31, 2026, the T-REX 2x Long NFLX Daily Target ETF (the “Fund”) returned -65.15%, compared with a -32.92% return for Netflix, Inc. (“NFLX”) and +20.38% for the S&P 500® Index.

What Factors Influenced Performance?

Netflix shares declined over the period, retreating from elevated valuation levels reached in late 2025. The stock reached approximately $125 per share in October 2025—its highest level of the period—before reversing course as investors grew more cautious on the streaming sector. Netflix completed a 10-for-1 stock split in November 2025, which broadened retail accessibility but did not alter the underlying price trajectory. Concerns about the pace of subscriber growth in a maturing global streaming market, intensifying competition from well-capitalized rivals, and broader pressure on consumer discretionary and media valuations all contributed to the stock’s decline. By period end, Netflix traded near $81 per share (split-adjusted), a decline of approximately 33% from August 2025 levels. The Fund’s 2x daily leverage amplified each day’s loss during the sustained downturn, and the compounding of daily returns in a persistently declining market caused the Fund’s total return to meaningfully exceed the magnitude of the underlying stock’s loss.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
T-Rex 2X Long NFLX Daily Target ETF	-65.15%	-10.18%
S&P 500® Index	20.38%	17.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/nflu/ for more recent performance information.
Net Assets	$ 33,125,789
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 424,148
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$33,125,789
Number of Holdings	2
Total Net Advisory Fee	$424,148
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	74.58%
Derivatives	13.26%
Other Assets Net of Liabilities	12.16%

T-REX 2X LONG SBET DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long SBET Daily Target ETF
Class Name	T-REX 2X Long SBET Daily Target ETF
Trading Symbol	SBTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long SBET Daily Target ETF for the period of October 21, 2025 (inception) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/sbtu/. You can also request this information by contacting us at 833‑759-6110.
Additional Information Phone Number	833‑759-6110
Additional Information Website	www.rexshares.com/sbtu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SBET Daily Target ETF	$76¹	1.50%²
¹	Costs are for the period of October 21, 2025 (inception) to August 31, 2026. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 76	[1]
Expense Ratio, Percent	1.50%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of October 21, 2025 (inception) to August 31, 2026. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the period?

Since its inception on October 21, 2025, through the period ended August 31, 2026, the T-REX 2X Long SBET Daily Target ETF (the "Fund") returned -82.52%, compared with -39.82% for SharpLink, Inc. ("SBET") and +15.27% for the S&P 500® Index.

What Factors Influenced Performance?

The Fund seeks to deliver 2x the daily return of SBET, the common stock of SharpLink, Inc. (NASDAQ: SBET), and its substantial loss during the period reflects both the directional decline in SBET and the compounding effects inherent in daily-reset leveraged ETFs. SharpLink, formerly known as SharpLink Gaming, pivoted during late 2025 to an Ethereum treasury strategy—accumulating Ether as a primary balance sheet asset in a manner drawing comparisons to MicroStrategy's approach with Bitcoin. While the announcement generated initial investor interest, SBET ultimately declined materially over the period, falling approximately 39.82% from its inception-period price. As Ethereum prices softened and SharpLink reported significant unrealized losses on its cryptocurrency holdings—including a $394 million net loss in the second quarter of 2026 attributable to the decline in Ether's value—analyst price targets were reduced materially and investor confidence in the Ethereum treasury strategy waned.

The Fund's -82.52% decline exceeded twice the -39.82% loss of SBET, a result consistent with the path dependency and volatility decay that characterize daily-reset leveraged products. Because the Fund resets its leverage daily, periods of elevated volatility in SBET—even when interspersed with partial recoveries—eroded the Fund's value beyond what a simple 2x multiple of the total period return would imply. The contrast between the Fund's -82.52% loss and the +15.27% return of the S&P 500® Index underscores the significant risks of maintaining leveraged long exposure to a single stock that experiences sustained losses compounded by elevated volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
T-REX 2X Long SBET Daily Target ETF	-82.52%
S&P 500® Index	15.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/sbtu/ for more recent performance information.
Net Assets	$ 5,548,796
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 28,872
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$5,548,796
Number of Holdings	2
Total Net Advisory Fee	$28,872
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of August 31, 2026 )

Market Exposure

Total Return Swap Contracts:	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	113.18%
Money Market Fund	2.39%
Derivatives	-5.95%
Liabilities in Excess of Other Assets	-9.62%

Material Fund Change [Text Block]

Material Changes

Stock Splits

On July 31, 2026, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for the Fund remains at 10,000 shares per unit. The record date for the reverse stock split was August 21, 2026, and the reverse stock split was effectuated after the close of trading on August 21, 2026. Shares of the Fund began trading on a split-adjusted basis on August 24, 2026.

Fund Liquidation

On October 20, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the Fund based on the recommendation of the Fund’s investment advisor, Tuttle Capital Management, LLC. The Fund will cease trading on Cboe BZX Exchange, Inc. and will be closed to purchases as of the close of regular trading on November 3, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on November 12, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash equal to each shareholder’s proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind as permitted under the Plan. Once distributions are complete, the Fund will terminate.

[1]	Costs are for the period of October 21, 2025 (inception) to August 31, 2026. Costs for a full annual period would be higher.
[2]	Annualized.